Expense Example (, (Global Income Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (Global Income Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 532
Expense Example, with Redemption, 3 Years	2,059
Expense Example, with Redemption, 5 Years	3,498
Expense Example, with Redemption, 10 Years	$ 6,748